Related Party Transactions	12 Months Ended
Dec. 31, 2020
Disclosure of related party [text block] [Abstract]
Related Party Transactions
39.	Related Party Transactions:

Related parties are considered to be those natural or legal persons who are in positions to directly or indirectly have significant influence through their ownership or management of the Bank and its subsidiaries.

According to the above, the Bank has considered as related parties those natural or legal persons who have a direct participation or through third parties on bank ownership, where such participation exceeds 5% of the shares, and also people who, regardless of ownership, have authority and responsibility for planning, management and control of the activities of the entity or its subsidiaries. There also are considered as related the companies in which the parties related by ownership or management of the Bank have a share which reaches or exceeds 5%, or has the position of director, general manager or equivalent.

(a)	Loans with related parties:

The following table details loans and accounts receivable and contingent loans, corresponding to related entities as of December 31, 2019 and 2020.

	Productive and Services Companies (*)		Investment Companies (**)		Individuals (***)		Total
	2019	2020	2019	2020	2019	2020	2019	2020
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loans and accounts receivable:
Commercial loans	174,370	122,716	130,237	164,213	13,563	12,445	318,170	299,374
Residential mortgage loans	—	—	—	—	58,477	61,131	58,477	61,131
Consumer loans	—	—	—	—	9,862	8,743	9,862	8,743
Gross loans	174,370	122,716	130,237	164,213	81,902	82,319	386,509	369,248
Allowance for loan losses	(782)	(1,264)	(243)	(802)	(889)	(390)	(1,914)	(2,456)
Net loans	173,588	121,452	129,994	163,411	81,013	81,929	384,595	366,792

Contingent loans:
Guarantees and sureties	5,531	7,277	9,470	9,469	—	—	15,001	16,746
Letters of credits	2,365	2,885	328	—	—	—	2,693	2,885
Foreign letters of credits	—	—	—	—	—	—	—	—
Banks guarantees	32,650	25,129	43,478	35,733	57	—	76,185	60,862
Undrawn credit lines	52,916	46,887	14,364	14,308	21,519	20,306	88,799	81,501
Other contingencies loans	—	—	—	—	—	—	—	—
Total contingent loans	93,462	82,178	67,640	59,510	21,576	20,306	182,678	161,994
Provision for contingencies loans	(214)	(218)	(52)	(55)	(37)	(51)	(303)	(324)
Contingent loans, net	93,248	81,960	67,588	59,455	21,539	20,255	182,375	161,670

Amount covered by guarantee:
Mortgage	30,807	15,575	57,456	54,891	69,165	82,777	157,428	153,243
Warrant	—	—	—	—	—	—	—	—
Pledge	—	—	—	—	—	—	—	—
Others (****)	37,794	33,474	12,921	12,117	5,250	6,582	55,965	52,173
Total collateral	68,601	49,049	70,377	67,008	74,415	89,359	213,393	205,416

(*)	For these effects are considered productive companies, those that meet the following conditions:

(i)	They engage in operating activities and generate a separable flow of income;

(ii)	Less than 50% of their assets are trading securities or investments.

Service companies are considered entities whose main purpose is oriented to rendering services to third parties.

(**)	Investment companies include those legal entities that do not comply with the conditions for operating companies and are profit-oriented.

(***)	Individuals include key members of the management and correspond to those who directly or indirectly have authority and responsibility for planning, administrating and controlling the activities of the organization, including directors. This category also includes their family members who influence or are influenced by such individuals in their interactions with the organization.

(****)	These guarantees correspond mainly to warranty by endorsement and sureties, state guarantees and other financial guarantees.

(b)	Other assets and liabilities with related parties as of December 31, 2019 and 2020:

	2019	2020
	MCh$	MCh$
Assets
Cash and due from banks	99,802	261,386
Transactions in the course of collection	63,969	35,833
Financial assets held-for-trading	880	96
Derivative instruments	495,378	252,748
Investment instruments	12,141	31,548
Other assets	76,548	96,362
Total	748,718	677,973

Liabilities
Demand deposits	227,377	239,139
Transactions in the course of payment	16,202	37,799
Obligations under repurchase agreements	54,030	24,500
Savings accounts and time deposits	396,028	338,732
Derivative instruments	432,669	355,099
Borrowings from financial institutions	292,172	114,758
Lease liabilities	11,888	10,354
Other liabilities	151,335	14,699
Total	1,581,701	1,135,080

(c)	Income and expenses from related party transactions during the year ended December 31, 2018, 2019 and 2020:

	2018		2019		2020
	Income	Expense	Income	Expense	Income	Expense
Type of income or expense recognized	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interest and revenue expenses	21,736	7,196	19,039	2,619	15,790	258
Fees and commission income	70,286	74,205	72,931	65,383	41,166	39,988
Net financial operating income
Derivative instruments (*)	85,500	42,365	124,967	73,252	12,219	46,593
Other financial operations	—	—	87	119	40	—
Release or established of provision for credit risk	—	34	—	106	—	1,226
Operating expenses	—	105,734	—	120,559	—	119,259
Other income and expenses	446	45	542	26	469	4

(*)	The outcome of derivative operations is presented net at each related counterparty level. Additionally, this line includes operations with local counterpart banks (unrelated) which have been novated by Comder Contraparte Central S.A. (Related entity) for centralized clearing purposes, which generated a net gain of Ch$4,997 million as of December 31, 2020 (net gain of Ch$123,461 million as of December 31, 2019 and net gain of Ch$71,297 million as of December 31, 2018).

(d)	Directors’ expenses and remunerations and payments to key management personnel:

	2018	2019	2020
	MCh$	MCh$	MCh$
Personnel remunerations	3,926	4,148	3,918
Short-term benefits	3,476	3,255	3,642
Severance pay	1,037	1,264	1,550
Directors’ remunerations and fees (*)	2,511	2,509	2,795
Total	10,950	11,176	11,905

(*)	It includes fees paid to members of the Advisory Committee of Banchile Corredores de Seguros Ltda, of Ch$14 million (Ch$13 million in December 2019 and Ch$12 million in December 2018).

No fees were paid to the advisors of the Board of Directors during the 2020 (Ch$90 million in 2019 and Ch$206 million in 2018). Travel and other related expenses amount to Ch$30 million in 2020 (Ch$104 million in 2019 and Ch$92 million in 2018).

Composition of key personnel:

	N° of executives
Position	2019	2020
CEO	1	1
CEOs of subsidiaries	6	6
Division Managers	13	14
Directors Bank and subsidiaries	19	19
Total	39	40